Income Taxes - Schedule of income tax rate reconciliation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Accounting (loss) profit before tax from continuing operations	$ 29,169	$ (638,862)	$ (1,572,124)	$ (1,620,117)
Federal income tax benefit at federal statutory rate of 21%			330,146	340,198
State income tax benefit, net of federal benefit			121,463	93,644
Permanent differences, net			17,377	17,892
Other			156,123	242,629
Valuation allowance charges affecting the income tax provision			(2,463,599)
Total income tax benefit	$ 0	$ 182,843	$ (1,838,490)	$ 694,363